Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments and Fair Value Disclosures
Schedule of individually significant customers

During the six months ended June 30, 2022 and 2021, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

	For the six months ended June 30,
Charterer	2022	2021
Cargill International SA	18%	13%
Koch Shipping PTE LTD. Singapore	15%	11%